Provision for Income Taxes Reconciliations to Recorded Tax Provision (Benefit) Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation [Abstract]
Provision (benefit) at statutory rate		$ 1,255	$ 378	$ 451
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests		(75)	(78)	(72)
State income taxes (net of federal benefit)		82	26	2
Foreign operations - net		(11)	(32)	(36)
Taxes on undistributed earnings of foreign subsidiaries - net	99	(37)	99	0
Other - net		35	8	15
Provision (benefit) for income taxes		$ 1,249	$ 401	$ 360